STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Revenue	$ 0	$ 0	$ 0		$ 0
Operating expenses:
Research and development	9,215,000	6,006,000	11,917,217		3,366,932
General and administrative	6,317,000	2,949,000	4,526,093		1,350,971
Total operating expenses	15,532,000	8,955,000	16,443,310		4,717,903
Loss from operations	(15,532,000)	(8,955,000)	(16,443,310)		(4,717,903)
Other income (expenses):
Gain on extinguishment of debt		1,900,000	1,900,000
Amortization of debt discount	(1,434,000)	(636,000)	(1,113,711)		(1,560,000)
Interest expense	(1,973,000)	(974,000)	(2,715,350)		(1,716,869)
Fair value adjustment	(26,512,000)	(4,002,000)	(7,222,631)		1,137,348
Interest and other income	17,000	3,000	4,283		51,435
Total other expenses	(29,902,000)	(3,709,000)	(8,033,698)		(528,086)
Loss before income taxes	(45,434,000)	(12,664,000)	(24,477,008)		(5,245,989)
Income tax (expense) benefit	(27,000)	49,000	22,247		19,544
Net loss	$ (45,461,000)	$ (12,615,000)	$ (24,454,761)	[1]	$ (5,226,445)
Net loss per share:
Basic and diluted	$ (4.71)	$ (5.30)	$ (10.27)		$ (2.20)
Weighted average common shares outstanding:
Basic and diluted	9,643,231	2,381,041	2,381,041	[2]	2,381,041
Pro Forma
Other income (expenses):
Net loss			$ (24,454,761)
Net loss per share:
Basic and diluted			$ (3.13)
Weighted average common shares outstanding:
Basic and diluted			7,823,352

[1]	Represents actual net loss.
[2]	Represents actual weighted average common shares outstanding-basic.